Note 22 Deposits from banks (Details) - EUR (€) € in Millions		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		€ 19,834	€ 27,629	€ 28,751
SPAIN
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		2,047	1,751	3,218
UNITED STATES
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks				6,377
MEXICO
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		1,002	1,549	1,634
TURKEY
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		792	617	924
South America [Member]
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		1,757	2,041	2,840
Europe [Member]
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		7,500	11,444	9,190
Rest of the world [Member]
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		6,736	10,228	4,568
Demand Deposits [Member]
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		7,601	7,196	7,161
Demand Deposits [Member] | SPAIN
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		1,671	345	2,104
Demand Deposits [Member] | UNITED STATES
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks				2,082
Demand Deposits [Member] | MEXICO
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		444	689	432
Demand Deposits [Member] | TURKEY
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		83	8	302
Demand Deposits [Member] | South America [Member]
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		532	557	394
Demand Deposits [Member] | Europe [Member]
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		1,841	2,842	1,652
Demand Deposits [Member] | Rest of the world [Member]
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		3,030	2,755	194
Deposits With Agreed Maturity [Member]
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks	[1]	8,599	16,079	18,896
Deposits With Agreed Maturity [Member] | SPAIN
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks	[1]	375	1,405	1,113
Deposits With Agreed Maturity [Member] | UNITED STATES
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks	[1]			4,295
Deposits With Agreed Maturity [Member] | MEXICO
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks	[1]	558	672	1,033
Deposits With Agreed Maturity [Member] | TURKEY
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks	[1]	672	580	617
Deposits With Agreed Maturity [Member] | South America [Member]
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks	[1]	1,225	1,484	2,285
Deposits With Agreed Maturity [Member] | Europe [Member]
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks	[1]	3,110	4,531	5,180
Deposits With Agreed Maturity [Member] | Rest of the world [Member]
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks	[1]	2,657	7,406	4,374
Repurchase Agreements [Member]
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		3,634	4,354	2,693
Repurchase Agreements [Member] | SPAIN
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		0	1	1
Repurchase Agreements [Member] | UNITED STATES
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks				0
Repurchase Agreements [Member] | MEXICO
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		0	188	168
Repurchase Agreements [Member] | TURKEY
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		37	28	4
Repurchase Agreements [Member] | South America [Member]
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		0	0	161
Repurchase Agreements [Member] | Europe [Member]
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		2,549	4,070	2,358
Repurchase Agreements [Member] | Rest of the world [Member]
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		€ 1,048	€ 67	€ 0

[1]	(*) Subordinated deposits are included amounting to €14, €12 and €195 million as of December 31, 2021, 2020 and 2019, respectively.